Earnings Per Share - Schedule of Calculation of the Total Diluted Number of Shares (Detail) - £ / shares shares in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Profit Loss Attributable To Ordinary Equity Holders Of Parent Entity [Abstract]
Basic weighted average number of shares (millions)	9,911	9,938	8,619
Dilutive shares from share options (millions)	2	27	58
Dilutive shares from executive share awards (millions)	48	29	37
Diluted weighted average number of shares (millions)	9,961	9,994	8,714
Basic	£ 0.205	£ 0.192	£ 0.285
Diluted	£ 0.204	£ 0.191	£ 0.282